Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 21.7	$ 24.5
Level 2 [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Receivables fair value	$ 18.2
Discount rate	8.00%